UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
Check here if Amendment [ ];      Amendment Number: ___
This Amendment (Check only one.):            [   ] is a restatement.
                                             [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:            NOTTINGHAM ADVISORS INC.
ADDRESS:         500 ESSJAY RD. SUITE 220
                 WILLIAMSVILLE, NY 14221

Form 13F File Number: 28-04969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Karen Mohn
Title:    Chief Compliance Officer
Phone:    716-633-3800

Signature, Place, and Date of Signing:

Karen Mohn                           Williamsville, NY             10/24/11
[Signature]                            [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

         Form 13F File Number Name

         ___________________________________-  [Repeat as necessary.]

                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            92

Form 13F Information Table Value Total:           $215,232
                                                 (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state [NONE] and omit the column headings and list entries.]

         No.     Form 13F File Number              Name



         [Repeat as necessary.]

Nottingham Advisors
FORM 13F
   30-Sept-11






                           FORM 13F INFORMATION TABLE

                                TITLE OF                   VALUE    SHARES/   SH/       PUT/  INVSTMT       VOTING AUTHORITY
NAME OF ISSUER                  CLASS          CUSIP      (X$1000)  PRN AMT   PRN       CALL  DSCRETN       SOLE SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------

Alerian MLP ETF                                00162q866     3483      228521 SH              Sole           228521
DB Commodity Index Tracking Fd                 73935S105     3554      138015 SH              Sole           138015
Market Vectors Vietnam                         57060u761      232       13425 SH              Sole            13425
Morgan Stanley India Investmen                 61745C105      286       17050 SH              Sole            17050
PowerShares QQQ Nasdaq 100                     73935A104      261        4970 SH              Sole             4970
SPDR S & P Mid-Cap 400 Trust                   78467Y107     6351       44687 SH              Sole            44687
SPDR S&P Dividend ETF                          78464A763      426        8776 SH              Sole             8776
Technology Select Sector SPDR                  81369Y803      633       26804 SH              Sole            26804
Utilities Select Sector SPDR                   81369Y886      501       14899 SH              Sole            14899
Vanguard Dividend Appreciation                 921908844    23455      481037 SH              Sole           481037
Vanguard Emerging Markets                      922042858     6914      192976 SH              Sole           192976
Vanguard Mid-Cap VIPERS                        922908629     4542       69774 SH              Sole            69774
WisdomTree Emerging Mkts Equit                 97717w315     5800      122491 SH              Sole           122491
WisdomTree Equity Income Fund                  97717W208      294        7615 SH              Sole             7615
WisdomTree Int'l MidCap Divide                 97717W778      202        4726 SH              Sole             4726
WisdomTree International Top 1                 97717W786      203        5325 SH              Sole             5325
iShares DJ Select Dividend Ind                 464287168     9560      198186 SH              Sole           198186
iShares FTSE Nareit Mortgage                   464288539      324       26070 SH              Sole            26070
iShares High Dividend Equity F                 46429B663     4200       84094 SH              Sole            84094
iShares MSCI Australia                         464286103      274       13677 SH              Sole            13677
iShares MSCI Brazil                            464286400      312        6001 SH              Sole             6001
iShares MSCI Canada                            464286509     2868      112502 SH              Sole           112502
iShares MSCI EAFE                              464287465    21484      449654 SH              Sole           449654
iShares MSCI Emerging Markets                  464287234     3908      111347 SH              Sole           111347
iShares MSCI Singapore                         464286673      239       21750 SH              Sole            21750
iShares MSCI South Korea                       464286772      360        7725 SH              Sole             7725
iShares MSCI Taiwan                            464286731      193       16375 SH              Sole            16375
iShares MSCI Thailand                          464286624      306        5745 SH              Sole             5745
iShares MSCI Turkey                            464286715      478       10050 SH              Sole            10050
iShares Russell 1000 Growth                    464287614    26946      512468 SH              Sole           512468
iShares Russell 1000 Value                     464287598    21885      386724 SH              Sole           386724
iShares S&P 500 Value Index Fd                 464287408      301        5845 SH              Sole             5845
iShares S&P Global Healthcare                  464287325     5371      103409 SH              Sole           103409
iShares S&P Midcap 400 Index                   464287507      247        3171 SH              Sole             3171
iShares S&P Small Cap 600 Inde                 464287804     9323      159264 SH              Sole           159264
iShares S&P U.S. Preferred Sto                 464288687     3999      112307 SH              Sole           112307
iShares Tr S&P 500 Index Fd                    464287200     1199       10550 SH              Sole            10550
AT&T Inc.       COM                            00206R102      237        8318 SH              Sole             8318
Altria Group IncCOM                            02209S103      602       22439 SH              Sole            22439
Apple Computer  COM                            037833100     5938       15571 SH              Sole            15571
Biosensors InterCOMional Group                 G11325100       25       25000 SH              Sole            25000
Boston ScientifiCOMorp.                        101137107      163       27536 SH              Sole            27536
Coca-Cola CompanCOM                            191216100      695       10288 SH              Sole            10288
Exxon Mobil CorpCOM                            30231G102      997       13725 SH              Sole            13725
Gabelli Utility COMst                          36240A101      169       24619 SH              Sole            24619
General ElectricCOM.                           369604103      455       29881 SH              Sole            29881
Heartland Oil & COM Corp.                      42235Q200        0       10000 SH              Sole            10000
Intel Corp.     COM                            458140100      597       27978 SH              Sole            27978
International BuCOMess Machine                 459200101      235        1345 SH              Sole             1345
Johnson & JohnsoCOM                            478160104      905       14217 SH              Sole            14217
M&T Bank Corp.  COM                            55261F104      230        3293 SH              Sole             3293
McDonald's Corp COM                            580135101      606        6904 SH              Sole             6904
Microsoft Inc.  COM                            594918104      572       22966 SH              Sole            22966
Naturalnano Inc.COM                            63901A105        0      103400 SH              Sole           103400
Pfizer Inc.     COM                            717081103      626       35420 SH              Sole            35420
Procter & GambleCOM                            742718109      269        4250 SH              Sole             4250
Synergetics USA COM.                           87160G107      414       76771 SH              Sole            76771
Trans1 Inc.     COM                            89385X105      430      143475 SH              Sole           143475
Travelers Cos InCOMhe                          89417E109      555       11392 SH              Sole            11392
Urologix Inc.   COM                            917273104      170      171794 SH              Sole           171794
Verizon CommunicCOMons                         92343V104      611       16611 SH              Sole            16611
Wal-Mart Stores COM.                           931142103      529       10195 SH              Sole            10195
iCo TherapeuticsCOMc.                          45107j105       29       73682 SH              Sole            73682
AIM Intl Small Company Fd Cl A                 008879561      697   41239.405 SH              Sole         41239.41
Dodge & Cox Intl Stock Fund                    256206103     1526    53020.36 SH              Sole         53020.36
Eaton Vance Tax Managed Growth                 277911830      314   14612.116 SH              Sole         14612.12
Ivy Asset Strategy Fund Cl A                   466000759      970   46025.364 SH              Sole         46025.36
JP Morgan Mid Cap Value Fund C                 339128308      564   27165.935 SH              Sole         27165.94
Janus Advisor Forty Fund                       47102R405     1462   50979.448 SH              Sole         50979.45
Keeley Small Cap Value Cl. A                   487300501      471   23190.328 SH              Sole         23190.33
Lazard Emerging Markets Portfo                 52106N764      323    18447.25 SH              Sole         18447.25
Longleaf Partners Fund                         543069108     1563   62903.197 SH              Sole          62903.2
MFS Series Tr I - MFS Value Fu                 552983801      316   15685.485 SH              Sole         15685.49
MFS Series Trust I Research                    552983512     1241   95149.374 SH              Sole         95149.37
Matthews Pacific Tiger Fund                    577130107      515    25676.68 SH              Sole         25676.68
NT Collective Daily EAFE                                      169  22777.9939 SH              Sole         22777.99
Neuberger Berman Genesis Adv                   64122m605      475   18591.956 SH              Sole         18591.96
T. Rowe Price Health Sciences                  741480107      472   15372.258 SH              Sole         15372.26
The Jensen Portfolio                           476313101     2248   92281.757 SH              Sole         92281.76
UMB Scout Intl Fund                            81063u503     1317   49413.892 SH              Sole         49413.89
Vanguard Equity Income PT Fund                 921921102     1867   96239.318 SH              Sole         96239.32
Pimco NY Muni Income Fund                      72200t103      111       10581 SH              Sole            10581
Pimco NY Muni Income Fund II                   72200y102      123       11090 SH              Sole            11090
Pimco NY Muni Income Fund III                  72201e105       96       10707 SH              Sole            10707
Bankamerica Corp.                              060505104       95       15595 SH              Sole            15595
Borders Group Inc                              099709107        0       10000 SH              Sole            10000
Community Bank N.A.                            203607106     9753      429857 SH              Sole           429857
Exxon Mobil Corp.                              30231G102      408        5613 SH              Sole             5613
General Electric Co.                           369604103      445       29250 SH              Sole            29250
Johnson & Johnson                              478160104      206        3237 SH              Sole             3237
M & T Bank Corp                                55261F104      312        4457 SH              Sole             4457
Trans1 Inc.                                    89385X105      195       64886 SH              Sole            64886

REPORT SUMMARY             92 DATA RECORDS                 215232                   0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.